Interest and Finance Costs, net	6 Months Ended
Jun. 30, 2020
Interest And Finance Costs Net
Interest and Finance Costs, net

7.       Interest and Finance Costs, net

	Three months ended June 30,		Six months ended June 30,
	2020	2019	2020	2019
Interest expense	13,788	18,135	27,902	36,998
Less: Interest capitalized	(268)	(300)	(565)	(468)

Interest expense, net	13,520	17,835	27,337	36,530
Bunkers swap, put and call options cash settlements	1,958	401	3,494	668
Bunker put options premium, net	(429)	—	1,246	—
Amortization of loan fees	947	1,070	1,867	2,140
Bank charges	168	62	245	149
Discount of long-term receivables, net	(131)	—	1,948	—
Change in fair value of non-hedging financial instruments	(2,152)	1,894	11,337	(632)

Net total	13,881	21,262	47,474	38,855

At June 30, 2020, the Company was committed to twelve floating-to-fixed interest rate swaps with major financial institutions covering notional amounts aggregating to $608,591, maturing from July 2020 through October 2027, on which it pays fixed rates averaging 2.06% and receives floating rates based on the six-month LIBOR (Note 12).

As of June 30, 2020, and December 31, 2019, eleven and eight, respectively, interest rate swap agreements were designated and qualified as cash flow hedges, to hedge the Company’s exposure to interest rate fluctuations. The fair value of such financial instruments as of June 30, 2020 and December 31, 2019, in aggregate amounted to $40,439 (negative) and $14,832 (negative), respectively. The net amount of cash flow hedge losses at June 30, 2020, that is estimated to be reclassified into earnings within the next twelve months to June 30, 2020 is $9,244.

As of June 30, 2020, and December 31, 2019, the Company held one interest rate swap that did not meet hedge accounting criteria. The fair value of the financial instrument as of June 30, 2020 and December 31, 2019, amounted to $112 (negative) and $187 (negative), respectively. As such, the change in its fair value during the first half of 2020 and 2019 has been included in Change in fair value of non-hedging financial instruments and amounted to a gain of $75 and a loss of $143, respectively.

As of June 30, 2020, and December 31, 2019, the Company held one call option agreement to hedge its exposure to bunker price fluctuations associated with the consumption of bunkers by its vessels. The value of the call option as of June 30, 2020 and December 31, 2019, was $5 (positive) and $147 (positive), respectively. The change in the fair values during the first half of 2020 and 2019 amounting to $142 (negative) and $99 (negative), respectively, have been included in Change in fair value of non-hedging financial instruments in the table above, as such agreements do not meet the hedging criteria.

As of June 30, 2020, and December 31, 2019, the Company held twenty-nine and twenty-five bunker swap agreements, respectively, to hedge its exposure to bunker price fluctuations associated with the consumptions of bunkers by its vessels. The fair value of these instruments on June 30, 2020 and December 31, 2019, was $15,908 (negative) and $2,850 (negative), respectively. The changes in the fair values in the first half of 2020 and 2019 was $13,058 (negative) and $874 (positive), respectively, have been included in Change in fair value of non-hedging financial instruments in the table above.

During the first half of 2020, the Company entered into six  put option agreements in order to reduce the losses of the bunker swap agreements. The Company paid a total premium of $1,675 and received $429. The fair value of the six put options on June 30, 2020, was $1,788 (positive). The change in the fair values in the first half of 2020 was $1,788 (positive).